OIL AND GAS PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2022	2021
Oil and gas property – subject to amortization	$28,740,479	$23,828,143
Accumulated depletion	(9,411,476)	(8,364,480)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$7,469,820	$3,604,480

Oil and gas property – not subject to amortization	$1,151,804	$1,151,804
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,151,804	$1,151,804

SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
January 1, 2020	$1,427,486
Additional capitalization	201,972
Asset retirement costs	364,272
Depletion	(654,743)
December 31, 2020	$1,338,987
Additional capitalization	2,916,102
Depletion	(650,609)
December 31, 2021	$3,604,480
Additional capitalization	4,723,463
Asset retirement costs	188,873
Depletion	(1,046,996)
December 31, 2022	$7,469,820